CAPITAL RESERVE- Summary of Capital Reserve (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance	$ 87,109	$ 79,909
Share options and warrants exercised (Note 13)	0
Issue of ordinary shares (Note 11)	10,216	7,619
Ending balance	105,742	84,952
CAPITAL RESERVE
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance	63,723	55,953
Share options and warrants exercised (Note 13)	13	139
Issue of ordinary shares (Note 11)	10,216	7,619
Ending balance	$ 73,952	$ 63,711